UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: April 30, 2011

ITEM 1.	SCHEDULES OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON LIFESTYLE ALLOCATION 85%

LEGG MASON LIFESTYLE ALLOCATION 70%

LEGG MASON LIFESTYLE ALLOCATION 50%

LEGG MASON LIFESTYLE ALLOCATION 30%

FORM N-Q

April 30, 2011

LEGG MASON LIFESTYLE ALLOCATION 85%

Schedules of investments (unaudited)	April 30, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.9%
Legg Mason Capital Management Value Trust, Inc., Class I Shares	1,038,615	$50,403,986	*
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares	5,075,252	73,032,875
Legg Mason Partners Equity Trust - Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	8,914,573	101,982,713
Legg Mason Partners Equity Trust - Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	360,126	47,637,504	*
Legg Mason Partners Equity Trust - Legg Mason ClearBridge Appreciation Fund, Class IS Shares	6,658,088	98,406,538
Legg Mason Partners Equity Trust - Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares	2,857,850	43,839,421
Legg Mason Partners Equity Trust - Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	1,459,763	36,494,085	*
Legg Mason Partners Equity Trust - Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	2,956,136	58,472,380	*
Legg Mason Partners Equity Trust - Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	7,734,692	73,324,882
The Royce Fund - Royce Value Fund, Institutional Class Shares	4,056,471	57,683,012
Western Asset Funds, Inc. - Western Asset Absolute Return Portfolio, Class IS Shares	3,301,698	34,073,522
Western Asset Funds, Inc. - Western Asset Core Plus Bond Portfolio, Class IS Shares	1,302,994	14,241,727
Western Asset Funds, Inc. - Western Asset High Yield Portfolio, Class IS Shares	3,846,126	35,692,052

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $602,652,743)		725,284,697

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $200,000,000 joint tri-party repurchase agreement dated 4/29/11 with Deutsche Bank Securities Inc.; Proceeds at maturity - $1,324,003; (Fully collateralized by various U.S. government agency obligations, 0.000% to 0.250% due 7/27/11 to 4/26/12; Market value - $1,350,493) (Cost - $1,324,000)	0.030%	5/2/11	$1,324,000	1,324,000

TOTAL INVESTMENTS - 100.1% (Cost - $603,976,743#)				726,608,697
Liabilities in Excess of Other Assets - (0.1)%				(683,939)

TOTAL NET ASSETS - 100.0%				$725,924,758

* Non-income producing security.
# Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON LIFESTYLE ALLOCATION 70%

Schedules of investments (unaudited) (cont’d)	April 30, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.9%
Legg Mason Capital Management Value Trust, Inc., Class I Shares	699,391	$33,941,457	*
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares	2,607,772	37,525,832
Legg Mason Partners Equity Trust - Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	4,849,271	55,475,662
Legg Mason Partners Equity Trust - Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	254,267	33,634,437	*
Legg Mason Partners Equity Trust - Legg Mason ClearBridge Appreciation Fund, Class IS Shares	3,905,417	57,722,056
Legg Mason Partners Equity Trust - Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares	1,954,241	29,978,060
Legg Mason Partners Equity Trust - Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	1,031,207	25,780,182	*
Legg Mason Partners Equity Trust - Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	1,453,988	28,759,874	*
Legg Mason Partners Equity Trust - Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	3,925,563	37,214,334
The Royce Fund - Royce Value Fund, Institutional Class Shares	1,948,058	27,701,389
Western Asset Funds, Inc. - Western Asset Absolute Return Portfolio, Class IS Shares	5,146,389	53,110,736
Western Asset Funds, Inc. - Western Asset Core Plus Bond Portfolio, Class IS Shares	4,802,103	52,486,988
Western Asset Funds, Inc. - Western Asset High Yield Portfolio, Class IS Shares	2,647,369	24,567,580

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $428,097,373)		497,898,587

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $200,000,000 joint tri-party repurchase agreement dated 4/29/11 with Deutsche Bank Securities Inc.; Proceeds at maturity - $770,002; (Fully collateralized by various U.S. government agency obligations, 0.000% to 0.250% due 7/27/11 to 4/26/12; Market value - $785,408) (Cost - $770,000)	0.030%	5/2/11	$770,000	770,000

TOTAL INVESTMENTS - 100.1% (Cost - $428,867,373#)				498,668,587
Liabilities in Excess of Other Assets - (0.1)%				(325,988)

TOTAL NET ASSETS - 100.0%				$498,342,599

* Non-income producing security.

# Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON LIFESTYLE ALLOCATION 50%

Schedules of investments (unaudited) (cont’d)	April 30, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.8%
Legg Mason Capital Management Value Trust, Inc., Class I Shares	374,286	$18,164,087	*
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares	1,103,076	15,873,266
Legg Mason Partners Equity Trust - Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	1,955,247	22,368,024
Legg Mason Partners Equity Trust - Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	138,507	18,321,660	*
Legg Mason Partners Equity Trust - Legg Mason ClearBridge Appreciation Fund, Class IS Shares	1,391,552	20,567,136
Legg Mason Partners Equity Trust - Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares	1,033,917	15,860,287
Legg Mason Partners Equity Trust - Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	651,366	16,284,155	*
Legg Mason Partners Equity Trust - Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	656,459	12,984,756	*
Legg Mason Partners Equity Trust - Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	1,663,323	15,768,301
The Royce Fund - Royce Value Fund, Institutional Class Shares	930,270	13,228,441
Western Asset Funds, Inc. - Western Asset Absolute Return Portfolio, Class IS Shares	4,102,511	42,337,915
Western Asset Funds, Inc. - Western Asset Core Plus Bond Portfolio, Class IS Shares	7,204,586	78,746,123
Western Asset Funds, Inc. - Western Asset High Yield Portfolio, Class IS Shares	2,332,566	21,646,208

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $260,533,929)		312,150,359

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $529,798,000 joint tri-party repurchase agreement dated 4/29/11 with Barclays Capital Inc.; Proceeds at maturity - $512,001; (Fully collateralized by various U.S. government obligations, 1.750% to 4.625% due 12/31/11 to 3/31/17; Market value - $522,240) (Cost - $512,000)	0.030%	5/2/11	$512,000	512,000

TOTAL INVESTMENTS - 100.0% (Cost - $261,045,929#)				312,662,359
Liabilities in Excess of Other Assets - 0.0%				(1,184)

TOTAL NET ASSETS - 100.0%				$312,661,175

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON LIFESTYLE ALLOCATION 30%

Schedules of Investments (unaudited) (cont’d)	April 30, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.9%
Legg Mason Capital Management Value Trust, Inc., Class I Shares	199,416	$9,677,677	*
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares	655,448	9,431,899
Legg Mason Partners Equity Trust - Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	827,420	9,465,686
Legg Mason Partners Equity Trust - Legg Mason ClearBridge Appreciation Fund, Class IS Shares	689,226	10,186,757
Legg Mason Partners Equity Trust - Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	259,403	6,485,081	*
The Royce Fund - Royce Value Fund, Institutional Class Shares	442,915	6,298,248
Western Asset Funds, Inc. - Western Asset Absolute Return Portfolio, Class IS Shares	2,177,577	22,472,598
Western Asset Funds, Inc. - Western Asset Core Plus Bond Portfolio, Class IS Shares	5,799,773	63,391,520
Western Asset Funds, Inc. - Western Asset High Yield Portfolio, Class IS Shares	1,646,214	15,276,867

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $130,077,108)		152,686,333

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $200,000,000 joint tri-party repurchase agreement dated 4/29/11 with Deutsche Bank Securities Inc.; Proceeds at maturity - $302,001; (Fully collateralized by various U.S. government agency obligations, 0.000% to 0.250% due 7/27/11 to 4/26/12; Market value - $308,043) (Cost - $302,000)	0.030%	5/2/11	$302,000	302,000

TOTAL INVESTMENTS - 100.1% (Cost - $130,379,108#)				152,988,333
Liabilities in Excess of Other Assets - (0.1)%				(183,015)

TOTAL NET ASSETS - 100.0%				$152,805,318

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Lifestyle Allocation 85% (“Allocation 85%”), Legg Mason Lifestyle Allocation 70% (“Allocation 70%”), Legg Mason Lifestyle Allocation 50% (“Allocation 50%”) and Legg Mason Lifestyle Allocation 30% (“Allocation 30%”) (collectively, the “Funds”) are separate non-diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Allocation 85%
Investment in Underlying Funds	$725,284,697	—	—	$725,284,697
Short-term investments†	—	$1,324,000	—	1,324,000

Total investments	$725,284,697	$1,324,000	—	$726,608,697

Notes to Schedules of Investments (unaudited) (cont’d)

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Allocation 70%
Investment in Underlying Funds	$497,898,587	—	—	$497,898,587
Short-term investments†	—	$770,000	—	770,000

Total investments	$497,898,587	$770,000	—	$498,668,587

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Allocation 50%
Investment in Underlying Funds	$312,150,359	—	—	$312,150,359
Short-term investments†	—	$512,000	—	512,000

Total investments	$312,150,359	$512,000	—	$312,662,359

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Allocation 30%
Investment in Underlying Funds	$152,686,333	—	—	$152,686,333
Short-term investments†	—	$302,000	—	302,000

Total investments	$152,686,333	$302,000	—	$152,988,333

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its

Notes to Schedules of Investments (unaudited) (cont’d)

investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such underlying fund at a time that is unfavorable to the Funds. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Legg Mason Lifestyle Allocation 85%	$126,096,077	$(3,464,123)	$122,631,954
Legg Mason Lifestyle Allocation 70%	70,806,153	(1,004,939)	69,801,214
Legg Mason Lifestyle Allocation 50%	51,616,430	—	51,616,430
Legg Mason Lifestyle Allocation 30%	22,609,225	—	22,609,225

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended April 30, 2011, the Funds did not invest directly in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 23, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: June 23, 2011